Statement of Operations (Unaudited) (USD $)	3 Months Ended	6 Months Ended	8 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2013
Revenues		$ 50,000	$ 50,000
Operating Expenses
Consulting	2,956	3,506	28,506
General and administrative	69,652	121,552	128,368
Payroll	25,342	91,137	110,619
Professional fees	28,548	52,705	67,455
Transfer agent fees	20	240	240
Total Operating Expenses	126,518	269,140	335,188
Loss Before Other Expense	(126,518)	(219,140)	(285,188)
Other Expense
Loss on change in fair value of derivative liabilities	(178,247)	(320,100)	(565,385)
Interest expense	(7,621)	(13,278)	(19,449)
Total Other Expense	(185,868)	(333,378)	(584,834)
Net Loss	$ (312,386)	$ (552,518)	$ (870,022)
Net Earnings per Share – Basic and Diluted (in Dollars per share)	$ 0.00	$ 0.00
Weighted Average Shares Outstanding – Basic and Diluted (in Shares)	127,983,425	128,483,425